INVENTORIES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Inventories	INVENTORIES

	$ million
	Dec 31, 2021	Dec 31, 2020
Oil, gas and chemicals [A]	22,145	16,710
Environmental certificates [A]	1,727	1,300
Materials [A]	1,386	1,447
Total	25,258	19,457
[A] As revised, following the reclassification of environmental certificates from "Oil, gas and chemicals" and "Materials". (See Note 31)
Inventories at December 31, 2021, include write-downs to net realisable value of $592 million (2020: $239 million).